MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
MassMutual RetireSMARTSM Moderate Fund
MassMutual RetireSMARTSM Moderate Growth Fund
MassMutual RetireSMARTSM Growth Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated May 28, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information replaces similar information for the MassMutual RetireSMART Conservative Fund found on pages 4 to 5 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.
The Fund has a conservative asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	21.0%
− U.S. Large Cap Equity Funds
Select Fundamental Value (Boston Partners/Barrow Hanley)	1.2%
Select Diversified Value (T. Rowe Price/ Brandywine Global)	1.3%
Select Equity Opportunities (T. Rowe Price/ Wellington Management	0.9%
MM Select Equity Asset (J.P. Morgan)	5.9%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.3%
Select Fundamental Growth (Wellington Management)	0.7%
Select Growth Opportunities (Sands Capital/ Jackson Square)	0.5%
− U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	0.6%
Vanguard Mid-Cap Index (Vanguard)	0.8%
Select Mid Cap Growth (T. Rowe Price/Frontier)	0.6%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.5%
Vanguard Small-Cap Index (Vanguard)	0.5%
Select Small Cap Growth Equity (Wellington Management/Invesco)	0.3%
− REIT Funds
Invesco Oppenheimer Real Estate (Invesco)	0.6%
− International Equity Funds
Select Overseas (MFS/Harris)	1.7%
Premier International Equity (Invesco)	0.8%

Vanguard Developed Markets Index (Vanguard)	1.7%
− Emerging Markets Equity Funds
Premier Strategic Emerging Markets (Invesco)	0.5%
Vanguard Emerging Markets Stock Index (Vanguard)	0.5%
Fixed Income Funds	78.0%
− U.S. Fixed Income Funds
Premier Core Bond (Barings)	18.7%
Premier Short-Duration Bond (Barings)	10.9%
Vanguard Total Bond Market Index (Vanguard)	6.6%
Vanguard Long-Term Treasury Index (Vanguard)	2.6%
Select Total Return Bond (MetWest)	15.4%
Select Strategic Bond (Western Asset)	14.3%
− Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	4.0%
− High Yield Funds
Premier High Yield (Barings)	0.7%
Barings Global Floating Rate (Barings)	0.4%
− International Bond Funds
Invesco Oppenheimer International Bond (Invesco)	4.4%
Other Funds	1.0%
− Commodities Funds
DFA Commodity Strategy (DFA)	1.0%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An

Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following information replaces similar information for the MassMutual RetireSMART Moderate Fund found on pages 13 to 14 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Fund has a moderate asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Equity Funds	59.0%
−U.S. Large Cap Equity Funds
Select Fundamental Value (Boston Partners/Barrow Hanley)	3.2%
Select Diversified Value (T. Rowe Price/ Brandywine Global)	3.5%
Select Equity Opportunities (T. Rowe Price/ Wellington Management	2.6%
MM Select Equity Asset (J.P. Morgan)	15.9%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.5%
Select Fundamental Growth (Wellington Management)	1.9%
Select Growth Opportunities (Sands Capital/ Jackson Square)	1.3%
− U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	1.8%
Vanguard Mid-Cap Index (Vanguard)	2.4%
Select Mid Cap Growth (T. Rowe Price/Frontier)	1.8%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.7%
Vanguard Small-Cap Index (Vanguard)	1.7%
Select Small Cap Growth Equity (Wellington Management/Invesco)	0.8%
− REIT Funds
Invesco Oppenheimer Real Estate (Invesco)	1.8%
− International Equity Funds
Select Overseas (MFS/Harris)	4.7%
Premier International Equity (Invesco)	2.4%
Vanguard Developed Markets Index (Vanguard)	4.7%
− Emerging Markets Equity Funds
Premier Strategic Emerging Markets (Invesco)	1.8%
Vanguard Emerging Markets Stock Index (Vanguard)	1.8%
Fixed Income Funds	40.1%
− U.S. Fixed Income Funds
Premier Core Bond (Barings)	9.3%
Premier Short-Duration Bond (Barings)	5.6%
Vanguard Total Bond Market Index (Vanguard)	3.3%
Vanguard Long-Term Treasury Index (Vanguard)	1.5%
Select Total Return Bond (MetWest)	7.7%
Select Strategic Bond (Western Asset)	7.1%

− Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	2.1%
− High Yield Funds
Premier High Yield (Barings)	0.3%
Barings Global Floating Rate (Barings)	0.2%
− International Bond Funds
Invesco Oppenheimer International Bond (Invesco)	2.9%
Other Funds	0.9%
− Commodities Funds
DFA Commodity Strategy (DFA)	0.9%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following information replaces similar information for the MassMutual RetireSMART Moderate Growth Fund found on pages 22 to 23 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Fund has an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	78.00%
− U.S. Large Cap Equity Funds
Select Fundamental Value (Boston Partners/Barrow Hanley)	4.1%
Select Diversified Value (T. Rowe Price/ Brandywine Global)	4.5%
Select Equity Opportunities (T. Rowe Price/ Wellington Management	3.2%
MM Select Equity Asset (J.P. Morgan)	20.3%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	4.5%
Select Fundamental Growth (Wellington Management)	2.4%

Select Growth Opportunities (Sands Capital/ Jackson Square)	1.6%
− U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	2.3%
Vanguard Mid-Cap Index (Vanguard)	3.1%
Select Mid Cap Growth (T. Rowe Price/Frontier)	2.3%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.5%
Vanguard Small-Cap Index (Vanguard)	2.5%
Select Small Cap Growth Equity (Wellington Management/Invesco)	1.3%
− REIT Funds
Invesco Oppenheimer Real Estate (Invesco)	2.3%
− International Equity Funds
Select Overseas (MFS/Harris)	6.2%
Premier International Equity (Invesco)	3.1%
Vanguard Developed Markets Index (Vanguard)	6.2%
− Emerging Markets Equity Funds
Premier Strategic Emerging Markets (Invesco)	2.7%
Vanguard Emerging Markets Stock Index (Vanguard)	2.7%
Fixed Income Funds	21.1%
− U.S. Fixed Income Funds
Premier Core Bond (Barings)	4.9%
Premier Short-Duration Bond (Barings)	3.0%
Vanguard Total Bond Market Index (Vanguard)	1.7%
Vanguard Long-Term Treasury Index (Vanguard)	1.0%
Select Total Return Bond (MetWest)	4.0%
Select Strategic Bond (Western Asset)	3.7%
− Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	1.1%
− High Yield Funds
Premier High Yield (Barings)	0.2%
Barings Global Floating Rate (Barings)	0.1%
− International Bond Funds
Invesco Oppenheimer International Bond (Invesco)	1.5%
Other Funds	0.9%
− Commodities Funds
DFA Commodity Strategy (DFA)	0.9%
Note: Above allocations may not sum up to 100% due to rounding.

Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following information replaces similar information for the MassMutual RetireSMART Growth Fund found on pages 31 to 32 under the heading Principal Investment Strategies in the section titled Investments, Risks and Performance:
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, the Fund’s investment adviser, or its affiliates; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	95.0%
− U.S. Large Cap Equity Funds
Select Fundamental Value (Boston Partners/Barrow Hanley)	4.9%
Select Diversified Value (T. Rowe Price/ Brandywine Global)	5.4%
Select Equity Opportunities (T. Rowe Price/ Wellington Management	4.0%
MM Select Equity Asset (J.P. Morgan)	24.7%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	5.4%
Select Fundamental Growth (Wellington Management)	3.0%
Select Growth Opportunities (Sands Capital/ Jackson Square)	2.0%
− U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	2.9%
Vanguard Mid-Cap Index (Vanguard)	3.8%
Select Mid Cap Growth (T. Rowe Price/Frontier)	2.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.0%
Vanguard Small-Cap Index (Vanguard)	3.0%
Select Small Cap Growth Equity (Wellington Management/Invesco)	1.5%
− REIT Funds
Invesco Oppenheimer Real Estate (Invesco)	2.9%
− International Equity Funds
Select Overseas (MFS/Harris)	7.6%
Premier International Equity (Invesco)	3.8%
Vanguard Developed Markets Index (Vanguard)	7.6%
− Emerging Markets Equity Funds
Premier Strategic Emerging Markets (Invesco)	3.3%

Vanguard Emerging Markets Stock Index (Vanguard)	3.3%
Fixed Income Funds	4.2%
− U.S. Fixed Income Funds
Premier Core Bond (Barings)	0.8%
Premier Short-Duration Bond (Barings)	0.6%
Vanguard Total Bond Market Index (Vanguard)	0.3%
Vanguard Long-Term Treasury Index (Vanguard)	0.5%
Select Total Return Bond (MetWest)	0.7%
Select Strategic Bond (Western Asset)	0.6%
− Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	0.3%
− High Yield Funds
Premier High Yield (Barings)	0.0%
Barings Global Floating Rate (Barings)	0.1%
− International Bond Funds
Invesco Oppenheimer International Bond (Invesco)	0.4%
Other Funds	0.8%
− Commodities Funds
DFA Commodity Strategy (DFA)	0.8%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following changes are effective for the MassMutual RetireSMART by JPMorgan In Retirement Fund, MassMutual RetireSMART by JPMorgan 2020 Fund, MassMutual RetireSMART by JPMorgan 2025 Fund, MassMutual RetireSMART by JPMorgan 2030 Fund, MassMutual RetireSMART by JPMorgan 2035 Fund, MassMutual RetireSMART by JPMorgan 2040 Fund, MassMutual RetireSMART by JPMorgan 2045 Fund, MassMutual RetireSMART by JPMorgan 2050 Fund, MassMutual RetireSMART by JPMorgan 2055 Fund, and MassMutual RetireSMART by JPMorgan 2060 Fund for the information under the heading Strategic Target Allocations in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies on pages 144 to 145:
The parenthetical reference to Wellington Management as a subadviser for Select Fundamental Value is hereby replaced by “Boston Partners.”
The parenthetical references to OFI Global as a subadviser for Select Small Cap Growth Equity, Premier International Equity, and Premier Strategic Emerging Markets are hereby replaced by “Invesco.”
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.
The Fund has a conservative asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to

Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	21.0%
− U.S. Large Cap Equity Funds
Select Fundamental Value (Boston Partners/Barrow Hanley)	1.2%
Select Diversified Value (T. Rowe Price/ Brandywine Global)	1.3%
Select Equity Opportunities (T. Rowe Price/ Wellington Management	0.9%
MM Select Equity Asset (J.P. Morgan)	5.9%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.3%
Select Fundamental Growth (Wellington Management)	0.7%
Select Growth Opportunities (Sands Capital/ Jackson Square)	0.5%
− U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	0.6%
Vanguard Mid-Cap Index (Vanguard)	0.8%
Select Mid Cap Growth (T. Rowe Price/Frontier)	0.6%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.5%
Vanguard Small-Cap Index (Vanguard)	0.5%
Select Small Cap Growth Equity (Wellington Management/Invesco)	0.3%
− REIT Funds
Invesco Oppenheimer Real Estate (Invesco)	0.6%
− International Equity Funds
Select Overseas (MFS/Harris)	1.7%
Premier International Equity (Invesco)	0.8%
Vanguard Developed Markets Index (Vanguard)	1.7%
− Emerging Markets Equity Funds
Premier Strategic Emerging Markets (Invesco)	0.5%
Vanguard Emerging Markets Stock Index (Vanguard)	0.5%
Fixed Income Funds	78.0%
− U.S. Fixed Income Funds
Premier Core Bond (Barings)	18.7%
Premier Short-Duration Bond (Barings)	10.9%
Vanguard Total Bond Market Index (Vanguard)	6.6%
Vanguard Long-Term Treasury Index (Vanguard)	2.6%

Select Total Return Bond (MetWest)	15.4%
Select Strategic Bond (Western Asset)	14.3%
− Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	4.0%
− High Yield Funds
Premier High Yield (Barings)	0.7%
Barings Global Floating Rate (Barings)	0.4%
− International Bond Funds
Invesco Oppenheimer International Bond (Invesco)	4.4%
Other Funds	1.0%
− Commodities Funds
DFA Commodity Strategy (DFA)	1.0%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS CNSERV-19-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Moderate Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Fund has a moderate asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying

Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	59.0%
− U.S. Large Cap Equity Funds
Select Fundamental Value (Boston Partners/Barrow Hanley)	3.2%
Select Diversified Value (T. Rowe Price/ Brandywine Global)	3.5%
Select Equity Opportunities (T. Rowe Price/ Wellington Management)	2.6%
MM Select Equity Asset (J.P. Morgan)	15.9%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.5%
Select Fundamental Growth (Wellington Management)	1.9%
Select Growth Opportunities (Sands Capital/ Jackson Square)	1.3%
− U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	1.8%
Vanguard Mid-Cap Index (Vanguard)	2.4%
Select Mid Cap Growth (T. Rowe Price/Frontier)	1.8%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.7%
Vanguard Small-Cap Index (Vanguard)	1.7%
Select Small Cap Growth Equity (Wellington Management/Invesco)	0.8%
− REIT Funds
Invesco Oppenheimer Real Estate (Invesco)	1.8%
− International Equity Funds
Select Overseas (MFS/Harris)	4.7%
Premier International Equity (Invesco)	2.4%
Vanguard Developed Markets Index (Vanguard)	4.7%
− Emerging Markets Equity Funds
Premier Strategic Emerging Markets (Invesco)	1.8%
Vanguard Emerging Markets Stock Index (Vanguard)	1.8%
Fixed Income Funds	40.1%
− U.S. Fixed Income Funds
Premier Core Bond (Barings)	9.3%
Premier Short-Duration Bond (Barings)	5.6%
Vanguard Total Bond Market Index (Vanguard)	3.3%
Vanguard Long-Term Treasury Index (Vanguard)	1.5%
Select Total Return Bond (MetWest)	7.7%

Select Strategic Bond (Western Asset)	7.1%
− Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	2.1%
− High Yield Funds
Premier High Yield (Barings)	0.3%
Barings Global Floating Rate (Barings)	0.2%
− International Bond Funds
Invesco Oppenheimer International Bond (Invesco)	2.9%
Other Funds	0.9%
− Commodities Funds
DFA Commodity Strategy (DFA)	0.9%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS MOD-19-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Moderate Growth Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Fund has an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying

Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	78.00%
− U.S. Large Cap Equity Funds
Select Fundamental Value (Boston Partners/Barrow Hanley)	4.1%
Select Diversified Value (T. Rowe Price/ Brandywine Global)	4.5%
Select Equity Opportunities (T. Rowe Price/ Wellington Management	3.2%
MM Select Equity Asset (J.P. Morgan)	20.3%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	4.5%
Select Fundamental Growth (Wellington Management)	2.4%
Select Growth Opportunities (Sands Capital/ Jackson Square)	1.6%
− U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	2.3%
Vanguard Mid-Cap Index (Vanguard)	3.1%
Select Mid Cap Growth (T. Rowe Price/Frontier)	2.3%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.5%
Vanguard Small-Cap Index (Vanguard)	2.5%
Select Small Cap Growth Equity (Wellington Management/Invesco)	1.3%
− REIT Funds
Invesco Oppenheimer Real Estate (Invesco)	2.3%
− International Equity Funds
Select Overseas (MFS/Harris)	6.2%
Premier International Equity (Invesco)	3.1%
Vanguard Developed Markets Index (Vanguard)	6.2%
− Emerging Markets Equity Funds
Premier Strategic Emerging Markets (Invesco)	2.7%
Vanguard Emerging Markets Stock Index (Vanguard)	2.7%
Fixed Income Funds	21.1%
− U.S. Fixed Income Funds
Premier Core Bond (Barings)	4.9%
Premier Short-Duration Bond (Barings)	3.0%
Vanguard Total Bond Market Index (Vanguard)	1.7%
Vanguard Long-Term Treasury Index (Vanguard)	1.0%
Select Total Return Bond (MetWest)	4.0%

Select Strategic Bond (Western Asset)	3.7%
− Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	1.1%
− High Yield Funds
Premier High Yield (Barings)	0.2%
Barings Global Floating Rate (Barings)	0.1%
− International Bond Funds
Invesco Oppenheimer International Bond (Invesco)	1.5%
Other Funds	0.9%
− Commodities Funds
DFA Commodity Strategy (DFA)	0.9%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS MODGR-19-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Growth Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, the Fund’s investment adviser, or its affiliates; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Equity Funds	95.0%
− U.S. Large Cap Equity Funds
Select Fundamental Value (Boston Partners/Barrow Hanley)	4.9%
Select Diversified Value (T. Rowe Price/ Brandywine Global)	5.4%
Select Equity Opportunities (T. Rowe Price/ Wellington Management	4.0%
MM Select Equity Asset (J.P. Morgan)	24.7%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	5.4%
Select Fundamental Growth (Wellington Management)	3.0%
Select Growth Opportunities (Sands Capital/ Jackson Square)	2.0%
− U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	2.9%
Vanguard Mid-Cap Index (Vanguard)	3.8%
Select Mid Cap Growth (T. Rowe Price/Frontier)	2.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.0%
Vanguard Small-Cap Index (Vanguard)	3.0%
Select Small Cap Growth Equity (Wellington Management/Invesco)	1.5%
− REIT Funds
Invesco Oppenheimer Real Estate (Invesco)	2.9%
− International Equity Funds
Select Overseas (MFS/Harris)	7.6%
Premier International Equity (Invesco)	3.8%
Vanguard Developed Markets Index (Vanguard)	7.6%
− Emerging Markets Equity Funds
Premier Strategic Emerging Markets (Invesco)	3.3%
Vanguard Emerging Markets Stock Index (Vanguard)	3.3%
Fixed Income Funds	4.2%
− U.S. Fixed Income Funds
Premier Core Bond (Barings)	0.8%
Premier Short-Duration Bond (Barings)	0.6%
Vanguard Total Bond Market Index (Vanguard)	0.3%
Vanguard Long-Term Treasury Index (Vanguard)	0.5%
Select Total Return Bond (MetWest)	0.7%
Select Strategic Bond (Western Asset)	0.6%

− Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	0.3%
− High Yield Funds
Premier High Yield (Barings)	0.0%
Barings Global Floating Rate (Barings)	0.1%
− International Bond Funds
Invesco Oppenheimer International Bond (Invesco)	0.4%
Other Funds	0.8%
− Commodities Funds
DFA Commodity Strategy (DFA)	0.8%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
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RS GR-19-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
MassMutual RetireSMARTSM Moderate Fund
MassMutual RetireSMARTSM Moderate Growth Fund
MassMutual RetireSMARTSM Growth Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated May 28, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The following information is added to the end of the paragraph that begins at the bottom of page B-3 in the section titled Additional Investment Policies:
Underlying Funds may purchase various securities and investment related instruments and make use of various investment techniques, including, but not limited to, those described below. Except as otherwise stated, references in this section to “the Funds,” “each Fund,” or “a Fund” may relate to the Funds, one or more Underlying Funds, or both
The following information replaces similar information for each of the Funds in the footnote found on page B-4 in the section titled Additional Investment Policies:
1MassMutual RetireSMART Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds (advised by MML Advisers, a wholly-owned subsidiary of MassMutual), as well as Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual) and non-affiliated mutual funds (mutual funds not advised by MML Advisers or its affiliates). MassMutual RetireSMART by JPMorgan Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, as well as Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates).
The following biographies beginning on page B-47 in the section titled Management of the Trust are deleted and replaced by the following:
Robert E. Joyal3 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 74 Trustee since 2003 Trustee of 111 portfolios in fund complex1	Trustee of the Trust
Retired; Director (since 2018), Jefferies Financial Group Inc. (holding company); Director (2013-2018), Leucadia National Corporation (holding company); Director (2012-2017), Ormat Technology, Inc.

1 Barings Participation Investors and Barings Corporate Investors are deemed to be a part of the Fund Complex, because they are managed by Barings LLC, an affiliate of MML Advisers.
3 Mr. Joyal is an Interested Person through his position as a director of Jeffries Financial Group Inc., which controls Jefferies Group LLC, a broker-dealer that may execute portfolio transactions and/or engage in principal transactions with the Funds, other investment companies advised by MML Advisers or holding themselves out to investors as related companies for purposes of investment or investor services, or any other advisory accounts over which MML Advisers has brokerage placement discretion.

(provider of alternative energy technology); Director (2006-2014), Jefferies Group LLC (investment bank); Trustee (since 2003), Barings Corporate Investors (closed-end investment company); Trustee (since 2003), Barings Participation Investors (closed-end investment company); Trustee (since 2003), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).
Andrew M. Goldberg 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 52 Officer since 2001 Officer of 109 portfolios in fund complex	Vice President, Secretary, and Chief Legal Officer of the Trust
Lead Counsel, Investment Adviser & Mutual Funds (since 2018), Assistant Vice President and Counsel (2004-2018), MassMutual; Secretary (since 2015), Assistant Secretary (2013-2015), MML Advisers; Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Secretary, and Chief Legal Officer (since 2008), Assistant Secretary (2001-2008), MML Series Investment Fund (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2005-2008), MML Series Investment Fund II (open-end investment company).
Renee Hitchcock 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 48 Officer since 2007 Officer of 109 portfolios in fund complex	Chief Financial Officer and Treasurer of the Trust
Head of Mutual Fund Administration (since 2018), Assistant Vice President (2015-2018), Director (2007-2015), MassMutual; Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MML Series Investment Fund (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MML Series Investment Fund II (open-end investment company).
Jill Nareau Robert 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 46 Officer since 2008 Officer of 109 portfolios in fund complex	Vice President and Assistant Secretary of the Trust
Lead Counsel, Investment Adviser & Mutual Funds (since 2018), Assistant Vice President and Counsel (2009-2018), MassMutual; Assistant Secretary (since 2015), MML Advisers; Vice President and Assistant Secretary (since 2017), Assistant Secretary (formerly known as “Assistant Clerk”) (2008-2017), MassMutual Premier Funds (open-end investment company); Vice President and Assistant Secretary (since 2017), Assistant Secretary (2008-2017), MML Series Investment Fund (open-end investment company); Vice President and Assistant Secretary (since 2017), Assistant Secretary (formerly known as “Assistant Clerk”) (2008-2017), MML Series Investment Fund II (open-end investment company).

Douglas Steele 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 43 Officer since 2016 Officer of 109 portfolios in fund complex	Vice President of the Trust
Vice President and Head of Investment Management (since 2017), Head of Investment Due Diligence (2016-2017), MML Advisers; Head of Investment Management (since 2017), Assistant Vice President (2013-2017), MassMutual; Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).
Philip S. Wellman 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 54 Officer since 2007 Officer of 109 portfolios in fund complex	Vice President and Chief Compliance Officer of the Trust
Vice President and Chief Compliance Officer (since 2013), MML Advisers; Head of Mutual Fund & RIA Compliance (since 2018), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds) (2014-2018), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds and Investment Advisory) (2008-2014), MassMutual; Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).
Eric H. Wietsma 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 52 Officer since 2006 Officer of 109 portfolios in fund complex	President of the Trust
Vice President (since 2018), Director (since 2013), President (2013-2018), MML Advisers; Head of Workplace Operations (since 2018), Senior Vice President (2010-2018), MassMutual; President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).
Tina Wilson 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 48 Officer since 2016 Officer of 109 portfolios in fund complex	Vice President of the Trust
President (since 2018), Head of Investments (since 2016), Vice President (2016-2018), MML Advisers; Head of Investment Solutions Innovation, Product Management (since 2018), Senior Vice President (2014-2018), Vice President (2009-2014), MassMutual; Vice President (since 2016), MassMutual Premier Funds (open-end investment company); President (since 2017), Vice President (2016-2017), MML Series Investment Fund (open-end investment company); President (since 2017), Vice President (2016-2017), MML Series Investment Fund II (open-end investment company).

The last sentence of the paragraph beginnnig at the bottom of page B-96 under the heading “Fund Distributions” in the section titled Taxation is deleted and replaced by the following:
Pursuant to proposed regulations on which a Fund or Underlying Fund may rely, distributions by a Fund or Underlying Fund to its shareholders that the Fund or Underlying Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by the regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund or Underlying Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a Fund’s or Underlying Fund’s investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.
The following information replaces the similar information in the section titled Appendix C: Additional Portfolio Manager Information found on page B-114:
Conflicts of Interest:
A conflict of interest may arise due to differences in the investment adviser’s net management fee among the Underlying Funds in which these Funds invest such that the portfolio manager might be motivated to invest in certain funds over others. Similarly, the desire to maintain or raise assets under management in certain Underlying Funds could influence the portfolio manager to lend preferential treatment to those funds. In addition, the portfolio manager might be motivated to favor affiliated Underlying Funds over non-affiliated Underlying Funds. The investment adviser will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds.
Compensation:
The discussion below describes the portfolio manager’s compensation as of December 31, 2018.
The portfolio manager is paid the same as other employees of the adviser such that his compensation consists of a base salary and an annual discretionary bonus. The adviser also matches a portion of employees’ 401(k) contributions, if any.
The following changes are effective for each of the Funds, as applicable, in the section titled Appendix D: Description of Underlying Funds beginning on page B-118:
The information for the MassMutual Select Fundamental Value Fund is hereby replaced with the following:
MassMutual Select Fundamental Value Fund
Subadvised by: Boston Partners Global Investors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks long-term total return.

Principal Investment Strategies
The Fund invests primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. The Fund is managed by two subadvisers, Boston Partners Global Investors, Inc. (“Boston Partners”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadvisers believe are generally above $1 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
References to OFI Global Institutional, Inc. as a subadviser for the MassMutual Select Small Cap Growth Equity Fund, MassMutual Premier International Equity Fund, and MassMutual Premier Strategic Emerging Markets Fund are hereby replaced by “Invesco Advisers, Inc.”
The Principal Investment Strategies for the MassMutual Select Small Cap Growth Equity Fund, MassMutual Premier International Equity Fund, and MassMutual Premier Strategic Emerging Markets Fund remain the same.
The information for the Oppenheimer Real Estate Fund is replaced by the following:
Invesco Oppenheimer Real Estate Fund
Advised by: Invesco Advisers, Inc.
(Underlying Fund for all MassMutual RetireSMART Funds)
Investment Objective
The Fund’s investment objective is to seek total return.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of real estate companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a real estate company to be one that derives at least 50% of its revenues from, or invests at least 50% of its assets in, the ownership, construction, financing, management or sale of commercial, industrial or residential real estate. The Fund primarily invests in real estate investment trusts (REITs) but may also invest in real estate operating companies (REOCs) and other real estate related securities. REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in. The assets of the REITs that the Fund invests in are primarily land and buildings, although the Fund may invest in REITs that hold mortgages or a combination of investment types.
The information for the Oppenheimer International Bond Fund is replaced by the following:
Invesco Oppenheimer International Bond Fund
Advised by: Invesco Advisers, Inc.
(Underlying Fund for all MassMutual RetireSMART Funds)
Investment Objective
The Fund’s investment objective is to seek total return.

Principal Investment Strategies
The Fund invests mainly in debt securities of foreign government and corporate issuers. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. The Fund can invest in various types of debt securities, generally referred to as “bonds,” including government bonds, corporate debt obligations, “structured” notes, participation interests in loans, “zero coupon” or “stripped” securities, certain mortgage-related securities or asset-backed securities and other debt obligations.
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SAI B3001M (RS)-19-01